Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Right-of-use asset
Total	R$ 56,187	R$ 73,827
Properties
Right-of-use asset
Total	48,415	69,441
Vehicles
Right-of-use asset
Total	7,772	4,173
IT equipment
Right-of-use asset
Total	R$ 0	R$ 213